Derivatives And Hedging Activities Fair Value of Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	$ (104)		$ (2)
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	5		29
Derivative liability, fair value, gross liability	109		31
Commodity Derivative [Member] | Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	0		2
Commodity Derivative [Member] | Designated as Hedging Instrument [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	19		9
Commodity Derivative [Member] | Designated as Hedging Instrument [Member] | Other Long-Term Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	0		1
Commodity Derivative [Member] | Designated as Hedging Instrument [Member] | Other Long-Term Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross liability	8		2
Foreign Currency Derivative [Member] | Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset			16
Derivative liability, fair value, gross liability			3
Derivative, Fair Value, Net			13	[1]
Foreign Currency Derivative [Member] | Designated as Hedging Instrument [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	3		3
Derivative liability, fair value, gross liability	48		10
Derivative, Fair Value, Net	(45)	[1]	(7)	[1]
Foreign Currency Derivative [Member] | Designated as Hedging Instrument [Member] | Other Long-Term Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset			5
Derivative liability, fair value, gross liability			1
Derivative, Fair Value, Net			4	[1]
Foreign Currency Derivative [Member] | Designated as Hedging Instrument [Member] | Other Long-Term Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	2		2
Derivative liability, fair value, gross liability	34		6
Derivative, Fair Value, Net	(32)	[1]	(4)	[1]
Foreign Currency Derivative [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	1		3
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	1		3
Foreign Currency Derivative [Member] | Not Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net			0	[1]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral			3
Derivative Liability, Fair Value, Amount Not Offset Against Collateral			3
Foreign Currency Derivative [Member] | Not Designated as Hedging Instrument [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	1
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	1
Foreign Currency Derivative [Member] | Not Designated as Hedging Instrument [Member] | Other Long-Term Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	$ 0	[1]

[1]	Derivative instruments within this category are subject to master netting arrangements and are presented on a net basis in the consolidated balance sheets in accordance with accounting guidance related to the offsetting of amounts related to certain contracts.